Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 03, 2021
Balance (in Shares) at Jan. 03, 2021
Class B common stock issued to Sponsor for cash	$ 431	24,569		25,000
Class B common stock issued to Sponsor for cash (in Shares)	4,312,500
Net income (loss)			(3,758)	(3,758)
Balance at Dec. 31, 2021	$ 431	24,569	(3,758)	21,242
Balance (in Shares) at Dec. 31, 2021	4,312,500
Cash received in excess of fair value of private placement warrants		2,953,313		2,953,313
Proceeds allocated to public warrants net of offering costs		5,022,335		5,022,335
Accretion of shares subject to redemption		(8,000,217)	(10,208,478)	(18,208,695)
Net income (loss)			2,528,032	2,528,032
Balance at Mar. 31, 2022	$ 431		(7,684,204)	(7,683,773)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431	24,569	(3,758)	21,242
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)				3,184,693
Balance at Jun. 30, 2022	$ 431		(7,143,999)	(7,143,568)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431	24,569	(3,758)	21,242
Balance (in Shares) at Dec. 31, 2021	4,312,500
Cash received in excess of fair value of private placement warrants		2,953,313		2,953,313
Proceeds allocated to public warrants net of offering costs		5,022,335		5,022,335
Net income (loss)			4,892,914	4,892,914
Remeasurement of shares subject to redemption		(8,000,217)	(12,053,204)	(20,053,421)
Balance at Dec. 31, 2022	$ 431		(7,164,048)	(7,163,617)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Balance at Mar. 31, 2022	$ 431		(7,684,204)	(7,683,773)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Net income (loss)			656,661	656,661
Remeasurement of shares subject to redemption			(116,456)	(116,456)
Balance at Jun. 30, 2022	$ 431		(7,143,999)	(7,143,568)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Balance at Dec. 31, 2022	$ 431		(7,164,048)	(7,163,617)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Net income (loss)			1,118,944	1,118,944
Remeasurement of shares subject to redemption			(1,454,948)	(1,454,948)
Balance at Mar. 31, 2023	$ 431		(7,500,052)	(7,499,621)
Balance (in Shares) at Mar. 31, 2023	4,312,500
Balance at Dec. 31, 2022	$ 431		(7,164,048)	(7,163,617)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Net income (loss)				1,085,227
Balance at Jun. 30, 2023	$ 431		(9,673,872)	(9,673,441)
Balance (in Shares) at Jun. 30, 2023	4,312,500
Balance at Mar. 31, 2023	$ 431		(7,500,052)	(7,499,621)
Balance (in Shares) at Mar. 31, 2023	4,312,500
Excise tax			(1,651,374)	(1,651,374)
Net income (loss)			(33,717)	(33,717)
Remeasurement of shares subject to redemption			(488,729)	(488,729)
Balance at Jun. 30, 2023	$ 431		$ (9,673,872)	$ (9,673,441)
Balance (in Shares) at Jun. 30, 2023	4,312,500